Not FDIC Insured May Lose Value No Bank Guarantee
711-Q3PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), September 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 89.5%
Brazil 2.4%
Hypera SA ..................... Pharmaceuticals 1,819,933 $ 7,772,479
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 2,174,911 1,356,701
TOTVS SA ..................... Software 1,365,175 11,781,199
Vale SA ........................ Metals & Mining 1,437,932 15,556,602
XP, Inc. , A ...................... Capital Markets 331,578 6,230,351
42,697,332
Chile 0.7%
b
Banco Santander Chile , ADR ....... Banks 466,531 12,363,072
China 25.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 2,753,605 61,581,943
a
Baidu, Inc. , A .................... Interactive Media & Services 1,335,332 22,078,979
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,116,431 1,935,626
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 16,880,733 17,943,407
BYD Co. Ltd. , H ................. Automobiles 1,438,714 20,335,759
China Merchants Bank Co. Ltd. , A .... Banks 5,664,483 32,211,098
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 6,180,515 4,515,858
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 193,324 5,438,204
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 3,884,943 2,495,656
Haier Smart Home Co. Ltd. , D ....... Household Durables 4,061,327 9,358,189
JD.com, Inc. , A .................. Broadline Retail 257,764 4,516,157
c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,049,629 11,352,640
NARI Technology Co. Ltd. , A ........ Electrical Equipment 7,440,296 24,041,350
NetEase, Inc. ................... Entertainment 624,638 18,971,732
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 2,471,490 16,813,767
Prosus NV ..................... Broadline Retail 1,414,549 100,029,908
Tencent Holdings Ltd. ............. Interactive Media & Services 619,352 52,774,738
Uni-President China Holdings Ltd. .... Food Products 8,165,960 8,629,776
Weichai Power Co. Ltd. , H ......... Machinery 7,375,143 13,193,884
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 1,230,263 2,256,666
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 3,272,077 17,278,248
447,753,585
Hong Kong 1.6%
Techtronic Industries Co. Ltd. ....... Machinery 2,289,839 29,271,529
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 620,958 18,898,848
India 9.9%
ACC Ltd. ....................... Construction Materials 402,028 8,265,030
a
Ather Energy Ltd. ................ Automobiles 773,192 4,920,049
Bajaj Holdings & Investment Ltd. ..... Financial Services 89,618 12,362,582
Brigade Enterprises Ltd. ........... Real Estate Management & Development 653,307 6,597,939
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 4,587,099 16,839,864
Federal Bank Ltd. ................ Banks 4,030,297 8,757,173
a
HDB Financial Services Ltd. ........ Consumer Finance 33,790 285,539
HDFC Bank Ltd. ................. Banks 3,092,298 33,139,249
ICICI Bank Ltd. .................. Banks 3,657,900 55,436,382
Infosys Ltd. ..................... IT Services 592,158 9,631,145
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 6,597,953 6,089,364

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 1,750,903 $ 13,481,953
175,806,269
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 24,831,799 8,611,711
Italy 0.1%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 69,426 1,081,970
Mexico 2.6%
b
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 4,482,972 45,158,963
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 3,777,451 874,568
46,033,531
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 154,816 6,245,277
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 3,400,596 7,765,278
Russia 0.0%
a,d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
a,d
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.0%
Discovery Ltd. ................... Insurance 1,941,162 22,142,960
Netcare Ltd. .................... Health Care Providers & Services 15,750,709 12,950,785
35,093,745
South Korea 18.0%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 663,256 19,044,963
Doosan Bobcat, Inc. .............. Machinery 380,729 15,062,545
Hankook Tire & Technology Co. Ltd. .. Automobile Components 5,473 149,595
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 24,676 6,474,774
Hyundai Motor Co. ............... Automobiles 199,337 30,559,059
KT Skylife Co. Ltd. ............... Media 452,147 1,601,626
LG Corp. ....................... Industrial Conglomerates 524,343 26,933,293
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,678 3,191,003
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 213,796 5,876,699
NAVER Corp. ................... Interactive Media & Services 170,137 32,647,019
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,087,053 65,169,184
Samsung Life Insurance Co. Ltd. ..... Insurance 117,960 13,181,790
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 59,973 8,778,141
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 361,518 89,619,585
318,289,276
Taiwan 18.5%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 5,285,217 37,737,209
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,089,413 6,193,196
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,006,429 43,648,575
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 218,776,007
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 1,537,441 8,621,678

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
e
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 2,465,568 $ 13,483,497
328,460,162
Thailand 2.2%
Kasikornbank PCL ............... Banks 3,880,769 20,072,749
Kiatnakin Phatra Bank PCL ......... Banks 2,034,230 3,691,831
Minor International PCL ............ Hotels, Restaurants & Leisure 12,993,286 9,240,892
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 2,117,651
Thai Beverage PCL ............... Beverages 10,287,676 3,709,944
38,833,067
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 390,218 5,077,487
United Arab Emirates 1.3%
Emaar Development PJSC ......... Real Estate Management & Development 3,494,309 12,804,511
Emirates Central Cooling Systems Corp. Water Utilities 15,147,250 6,680,700
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 7,136,543 2,993,763
22,478,974
United States 2.3%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 289,208 19,397,181
Genpact Ltd. .................... Professional Services 532,924 22,324,186
41,721,367
Total Common Stocks (Cost $ 983,837,004 ) .....................................
1,586,482,480
a
Preferred Stocks 4.8%
Brazil 4.8%
Banco Bradesco SA , ADR .......... Banks 8,075,367 27,294,740
f
Itau Unibanco Holding SA , ADR , 3 .03 % Banks 4,071,802 29,887,027
f
Petroleo Brasileiro SA - Petrobras ,
11 .06% ...................... Oil, Gas & Consumable Fuels 4,591,932 27,143,065
84,324,832
Total Preferred Stocks (Cost $ 76,285,657 ) ......................................
84,324,832
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 371,949
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
371,949
Total Long Term Investments (Cost $ 1,060,122,661 ) .............................
1,671,179,261
Short Term Investments 5.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.7%
United States 4.7%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 83,572,765 83,572,765
Total Money Market Funds (Cost $ 83,572,765 ) ..................................
83,572,765

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page
8
.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 8,532,252 $ 8,532,252
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 8,532,252 ) .................................................................
8,532,252
a a a a a
Total Short Term Investments (Cost $ 92,105,017 ) ................................
92,105,017
a a a
Total Investments (Cost $ 1,152,227,678 ) 99.5% ..................................
$1,763,284,278
Other Assets, less Liabilities 0.5% .............................................
9,023,998
Net Assets 100.0% ...........................................................
$1,772,308,276
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $70,071,452, representing 4.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Yuan Renminbi ..... JPHQ Buy 12,093,694 1,696,484 10/09/25 $ 5,655 $ —
Total Forward Exchange Contracts ................................................... $5,655 $—
Net unrealized appreciation (depreciation) ............................................ $5,655
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Developing Markets Trust (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $12,728,042 $313,164,248 $(242,319,525) $— $— $83,572,765 83,572,765 $2,020,418
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $4,000,000 $31,660,197 $(27,127,945) $— $— $8,532,252 8,532,252 $167,924
Total Affiliated Securities ... $16,728,042 $344,824,445 $(269,447,470) $— $— $92,105,017 $2,188,342
2. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 42,697,332 $ — $ — $ 42,697,332
Chile ................................ 12,363,072 — — 12,363,072
China ............................... 5,438,204 442,315,381 — 447,753,585
Hong Kong ........................... — 29,271,529 — 29,271,529
Hungary ............................. 18,898,848 — — 18,898,848
India ................................ 13,767,492 162,038,777 — 175,806,269
Indonesia ............................ — 8,611,711 — 8,611,711
Italy ................................. — 1,081,970 — 1,081,970
Mexico .............................. 46,033,531 — — 46,033,531
Peru ................................ 6,245,277 — — 6,245,277
Philippines ............................ 7,765,278 — — 7,765,278
Russia ............................... — — —
a,b
—
South Africa ........................... 35,093,745 — — 35,093,745
South Korea .......................... — 318,289,276 — 318,289,276
Taiwan ............................... — 328,460,162 — 328,460,162
Thailand ............................. — 38,833,067 — 38,833,067
Turkiye .............................. 5,077,487 — — 5,077,487
United Arab Emirates .................... 6,680,700 15,798,274 — 22,478,974
United States .......................... 41,721,367 — — 41,721,367
Preferred Stocks ........................ 84,324,832 — — 84,324,832
Escrows and Litigation Trusts ............... — — 371,949 371,949
Short Term Investments ................... 92,105,017 — — 92,105,017
Total Investments in Securities ........... $418,212,182 $1,344,700,147
c
$371,949 $1,763,284,278
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,655 $— $5,655
Total Other Financial Instruments ......... $— $5,655 $— $5,655
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at September 30, 2025.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $1,344,700,147, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Counterparty
JPHQ
JPMorgan Chase Bank NA
Selected Portfolio
ADR American Depositary Receipt
PJSC Public Joint Stock Company
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.